Interest-bearing loans and borrowings	6 Months Ended
Jun. 30, 2026
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Interest-bearing loans and borrowings
17.	Interest-bearing loans and borrowings

Million US dollar	30 June 2026	31 December 2025

Unsecured bond issues	67 081	70 199
Lease liabilities	1 606	1 776
Unsecured other loans	208	139
Secured bank loans	12	15
Non-current interest-bearing loans and borrowings	68 908	72 128

Unsecured bond issues	2 280	-
Lease liabilities	630	621
Commercial papers	200	-
Unsecured bank loans	222	178
Unsecured other loans	46	82
Secured bank loans	3	3
Current interest-bearing loans and borrowings	3 381	885

Interest-bearing loans and borrowings	72 288	73 013
As of 30 June 2026, current and non-current interest-bearing loans and borrowings totaled 72.3 billion US dollar, compared to 73.0 billion US dollar as of 31 December 2025.
As of 30 June 2026, the company had 0.2 billion US dollar outstanding balance on commercial papers (31 December 2025: nil). The programs authorize issuances of up to USD 5.0 billion and EUR 3.0 billion, respectively.
Net debt
Net debt is defined as non-current and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position.

Million US dollar	30 June 2026	31 December 2025

Non-current interest-bearing loans and borrowings	68 908	72 128
Current interest-bearing loans and borrowings	3 381	885
Interest-bearing loans and borrowings	72 288	73 013

Bank overdrafts	29	14
Cash and cash equivalents	(7 658)	(11 638)
Interest-bearing loans granted and other deposits (included within Trade and other receivables)	(117)	(116)
Debt securities (included within Investment securities)	(373)	(333)
Net debt	64 170	60 941
AB InBev’s net debt increased to 64.2 billion US dollar as of 30 June 2026, from 60.9 billion US dollar as of 31 December 2025. In addition to operating results net of capital expenditures, the change in net debt primarily reflects the payment of interest and tax (3.8 billion US dollar), share buybacks by AB InBev and Ambev (1.8 billion US dollar),
the reacquisition
 of the 49.9% minority stake in our US-based metal container plants (2.9 billion US dollar), the acquisition of an 85% controlling stake in BeatBox (
0.5
billion US dollar), dividend payments to shareholders of AB InBev, Ambev and minorities (
2.6
 billion US dollar), and a foreign exchange impact on net debt (0.9 billion US dollar decrease of net debt).

Reconciliation of liabilities arising from financing activities
The table below details the changes in the company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance as of 1 January 2026	72 128	885
Proceeds from borrowings	80	475
Repayments of borrowings	(34)	(276)
Capitalization/(payment) of lease liabilities	136	(312)
Amortized cost	29	1
Unrealized foreign exchange effects	(763)	(67)
Current portion of long-term debt	(2 671)	2 671
(Gain)/Loss on bond redemption and other movements	1	3
Balance as of 30 June 2026	68 908	3 381

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance as of 1 January 2025	70 720	1 449
Proceeds from borrowings	3 502	565
Repayments of borrowings	(3 424)	(574)
Capitalization/(payment) of lease liabilities	182	(335)
Amortized cost	34	1
Unrealized foreign exchange effects	3 269	156
Current portion of long-term debt	(2 313)	2 313
(Gain)/Loss on bond redemption and other movements	8	4
Balance as of 30 June 2025	71 979	3 578